FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Schedule of financial liabilities that are measured at fair value on a recurring basis

	Amount at
Description	Fair Value	Level 1	Level 2	Level 3
September 30, 2022
Liabilities
Warrant liabilities – Private Warrants	$1,989,979	$—	$—	$1,989,979

	Amount at
Description	Fair Value	Level 1	Level 2	Level 3
December 31, 2021
Assets
Investments held in Trust Account:
Money Market investments	$128,421,215	$128,421,215	$—	$—
Liabilities
Warrant liabilities – Private Warrants	$2,036,258	$—	$—	$2,036,258

	Amount at
Description	Fair Value	Level 1	Level 2	Level 3
December 31, 2021
Assets
Investments held in Trust Account:
Money Market investments	$128,421,215	$128,421,215	$—	$—
Liabilities
Warrant liabilities – Private warrants	$2,036,258	$—	$—	$2,036,258

Schedule of significant inputs to the Black-Scholes method for the fair value

	As of	As of
	September 30,	December 31,
	2022	2021
Common stock price	$10.29	$9.97
Exercise price	$11.50	$11.50
Dividend yield	—%	—%
Term to Business Combination (years)	3.86	4.61
Volatility	3.3%	9.1%
Risk-free rate	4.17%	1.20%
Fair value	$0.43	$0.44

	Initial	As of December 31,
	Measurement	2021
Stock price	$10.00	$9.97
Strike price	$11.50	$11.50
Dividend yield	—%	—%
Remaining term (in years)	5.00	4.61
Volatility	19.0%	9.1%
Risk-free rate	0.81%	1.20%
Fair value of warrants	$1.20	$0.44

Summary of the changes in the fair value of the Level 3 financial instruments that are measured at fair value on a recurring basis

Fair value as of June 23, 2020 (inception)	$—
Initial measurement	5,553,429
Change in valuation inputs or other assumptions	(3,517,171)
Fair value at December 31, 2021	$2,036,258
Change in valuation inputs or other assumptions	(1,434,636)
Fair value at March 31, 2022	$601,622
Change in valuation inputs or other assumptions	277,671
Fair value at June 30, 2022	$879,293
Change in valuation inputs or other assumptions	1,110,686
Fair value at September 30, 2022	$1,989,979

Warrant
Liabilities
Fair value as of June 23, 2020 (inception)	—
Initial measurement	5,553,429
Change in valuation inputs or other assumptions	(3,517,171)
Fair value as of December 31, 2021	2,036,258